Changes in Accumulated Other Comprehensive Losses	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Changes in Accumulated Other Comprehensive Losses
Note 2
Changes in Accumulated Other Comprehensive Losses
The change in Accumulated Other Comprehensive Losses (AOCL) presented on the Consolidated Balance Sheet and the impact of significant amounts reclassified from AOCL on information presented in the Consolidated Statement of Income for the year ended December 31, 2023, are reflected in the table below.

	Currency Translation Adjustments	Unrealized Holding Gains (Losses) on Securities	Derivatives	Defined Benefit Plans	Total

Balance at December 31, 2020	$(107)	$(10)	$—	$(5,495)	$(5,612)

Components of Other Comprehensive Income (Loss) 1 :
Before Reclassifications	(55)	(1)	(6)	949	887
Reclassifications 2,3	—	—	6	830	836
Net Other Comprehensive Income (Loss)	(55)	(1)	—	1,779	1,723

Balance at December 31, 2021	$(162)	$(11)	$—	$(3,716)	$(3,889)

Components of Other Comprehensive Income (Loss) 1 :
Before Reclassifications	(41)	(1)	68	703	729
Reclassifications 2, 3	—	—	(80)	442	362
Net Other Comprehensive Income (Loss)	(41)	(1)	(12)	1,145	1,091
Balance at December 31, 2022	$(203)	$(12)	$(12)	$(2,571)	$(2,798)

Components of Other Comprehensive Income (Loss) 1 :
Before Reclassifications	11	1	(16)	(397)	(401)
Reclassifications 2, 3	—	—	33	206	239
Net Other Comprehensive Income (Loss)	11	1	17	(191)	(162)

Balance at December 31, 2023	$(192)	$(11)	$5	$(2,762)	$(2,960)

1	All amounts are net of tax.
2
Refer to
Note 23 Employee Benefit Plans
, for reclassified components, including amortization of actuarial gains or losses, amortization of prior service costs and settlement losses, totaling $231 that are included in employee benefit costs for the year ended December 31, 2023. Related income taxes for the same period, totaling $25, are reflected in Income Tax Expense on the Consolidated Statement of Income. All other reclassified amounts were insignificant.

3	Refer to Note 10 Financial and Derivative Instruments for cash flow hedging.